FINANCIAL RISK MANAGEMENT OBJECTIVES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	73.00%	79.00%
Cash on hand and cash at banks	$ 37,970	$ 54,017
Financial liabilities	119,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	10,211	10,541
Pledge of other receivables	1,138	1,118
Subsidiary
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 41,058	$ 35,080
One major customer
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	12.48%	14.44%
Interest rate risk
Disclosure Of Financial Instruments [Line Items]
Change in year-end price		0.30%
Effect on profit before tax	$ 115	$ 128
Top of range
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	33.00%
Weighted average
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	4.31%	2.58%